Financial Risk Management - Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income (Detail) - Exchange Rate Risk [member] $ in Millions	12 Months Ended
Dec. 31, 2020 ARS ($)
Positive variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income (loss) for fiscal year ended December 31, 2020	$ (1,770)
Negative variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income (loss) for fiscal year ended December 31, 2020	$ 1,770
Peso against U.S. dollar [member] | Positive variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against dollar	10.00%
Peso against U.S. dollar [member] | Negative variation impact on net income before income tax corresponding to financial assets and liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation (+) / depreciation (-) of exchange rate of peso against dollar	(10.00%)